Remuneration System for the Management Board and Employees of the Group - Summary of Remuneration of Key Management Personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Remuneration of Key Management Personnel [Line Items]
Key management personnel compensation, short-term employee benefits	€ 7,336,167	€ 7,261,119
Key management personnel compensation, post-employment benefits	443,372	424,300
Key management personnel compensation, termination benefits	806,297	2,443,409
Total Share-Based Payment	4,278,500	4,125,979
Key management personnel compensation	€ 12,864,336	€ 14,254,807